Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Liabilities Tables
Summary of changes in the fair value

The table below sets forth a summary of changes in the fair value of the Company's Level 3 financial liabilities for the period ended September 30, 2015.

September 30, 2015

Balance at the beginning of year	$3,800,229

Addition of new derivative liabilities	68,091

Change in fair value of warrants	(1,870,880)

Extinguishment of derivative liabilities	(1,378,374)

Balance at the end of the period	$619,066

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the period ended December 31, 2014.

December 31, 2014

Balance at the beginning of period	$-

Addition of new derivative liabilities (warrants)	4,521,063

Change in fair value of warrants	(720,834)

Balance at the end of the period	$3,800,229

Shares pricing model

The weighted average per-share fair value of each Common Stock warrant of $0.357 $0.164 and $0.319 was determined at December 31, 2014, April 6, 2015 and September 30, 2015, respectively using the Black-Scholes pricing model using the following weighted average assumptions:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At December 31, 2014	65.70%	1.65%	0%	4.15
At April 6, 2015	65.22%	1.37%	0%	4.00
At September 30, 2015	111.24%	1.37%	0%	3.53

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At issuance	67.62%	1.59%	0%	5.00%
At December 31, 2014	65.70%	1.65%	0%	4.15%